Statement of Changes in Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock Class A common stock	Common Stock Class B common stock	Treasury Stock Class A common stock	Additional Paid-in-Capital	Retained (Deficit)/ Earnings	Non-controlling Interest	Total
Balance at Dec. 31, 2013	$ 13	$ 37		$ 173,169	$ (2,186)	$ 453,091	$ 624,124
Balance (in shares) at Dec. 31, 2013	12,500	36,836
Increase (Decrease) Stockholders' Equity
Treasury Stock			$ (358)				(358)
Treasury Stock (in shares)	(23)		23
Stock-compensation expense				4,040			4,040
Vested restricted shares (in shares)	(28)
Exchange of Class B Shares for Class A Shares				1,554		(1,630)	(76)
Exchange of Class B shares for Class A shares (in shares)	117	(117)
Net income (loss)					41,136	184,484	225,620
Balance at Dec. 31, 2014	$ 13	$ 37	$ (358)	178,763	38,950	635,945	853,350
Balance (in shares) at Dec. 31, 2014	12,622	36,719	23
Increase (Decrease) Stockholders' Equity
Stock-compensation expense	$ 67			7,562			7,562
Vested restricted shares (in shares)	153
Sale of common stock	$ (12)			(123,189)			(123,201)
Sale of common stock (in shares)	12,263
Exchange of Class B Shares for Class A Shares	$ 6	$ (6)		54,209		(92,393)	(38,184)
Exchange of Class B shares for Class A shares (in shares)	5,446	(5,446)
Net income (loss)					(2,381)	(6,696)	(9,077)
Balance at Dec. 31, 2015	$ 31	$ 31	$ (358)	363,723	36,569	536,856	936,852
Balance (in shares) at Dec. 31, 2015	30,551	31,273	23
Increase (Decrease) Stockholders' Equity
Stock-compensation expense				7,425			7,425
Vested restricted shares (in shares)	385
Cash tax distribution						(17,319)	(17,319)
Sale of common stock	$ 25			65,421			65,446
Sale of common stock (in shares)	24,648
Exchange of Class B Shares for Class A Shares	$ 1	$ (1)		10,568		(24,047)	(13,479)
Exchange of Class B shares for Class A shares (in shares)	1,441	(1,441)
Dividends and accretion on preferred stock					(2,669)		(2,669)
Net income (loss)					(42,552)	(42,253)	(84,805)
Balance at Dec. 31, 2016	$ 57	$ 30	$ (358)	$ 447,137	$ (8,652)	$ 453,237	$ 891,451
Balance (in shares) at Dec. 31, 2016	57,025	29,832	23